PRE-PAID ADVANCE (Details Narrative)						1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2024 $ / shares shares	Jun. 21, 2024 $ / shares shares	Apr. 19, 2024 $ / shares shares	Feb. 29, 2024 USD ($) shares	Jul. 27, 2023 USD ($) $ / shares	Feb. 28, 2023 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 16, 2025 $ / shares	Jun. 15, 2025 $ / shares	Jan. 15, 2025 $ / shares shares	Jan. 14, 2025 $ / shares	Dec. 31, 2024 € / shares shares	Sep. 16, 2024 shares	Sep. 11, 2024 shares	Aug. 30, 2024 USD ($)	Aug. 24, 2024 USD ($)	Jul. 15, 2024 $ / shares shares	Jul. 14, 2024 $ / shares	Jul. 10, 2024 shares	Mar. 31, 2024 shares	Feb. 01, 2024 shares	Mar. 07, 2023 shares	Jul. 26, 2022 shares
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares							$ 6,875,000													$ 1,500,000
Original principal amount																			$ 223,700	$ 407,000
Par value per share | € / shares																€ 1
Floor price | $ / shares					$ 1.10
Repayments of borrowings, classified as financing activities							$ 250,000	$ 30,000	$ 34,000	$ 30,000
Warrant to purchase shares | shares										579							793						1,818			1,000,000
Exercise price per share | $ / shares	$ 4.7025
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares							$ 0.000000000000287					$ 0.000000000000041	$ 0.00000000000001	$ 4.70250014886352	$ 0.165						$ 0.165	$ 0.0022
Warrant to purchase shares | shares	11,699,000	117						1,494						33,155,000		472,000		55,789			44,800,000			1,251	234	160,227	1
Standby equity purchase agreement [member]
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares						$ 25,000,000
Share options description						(i) equal to 96% of the weighted average price (“VWAP”) of the common stock during the applicable pricing period (ii) equal to 97% of the lowest VWAP of the common stock during a pricing period of 3 consecutive trading days commencing on the relevant period.
Original principal amount						$ 3,500,000
Lowest ordinary shares percentage						100.00%
Par value per share | $ / shares						$ 3.65
Purchase price | $ / shares						$ 1.10
Repayments of borrowings, classified as financing activities					$ 500,000
Standby equity purchase agreement [member] | First installment [member]
IfrsStatementLineItems [Line Items]
Original principal amount						$ 1,500,000
Standby equity purchase agreement [member] | Second installment [member]
IfrsStatementLineItems [Line Items]
Original principal amount						$ 2,000,000
Prepaid advance percentage						92.00%
Lowest ordinary shares percentage						93.00%
Letter agreement [member]
IfrsStatementLineItems [Line Items]
Agreed to pay				$ 200,000
Payment of cash				$ 423,000
Aggregate ordinary shares | shares				1,251
Warrant term			5 years
Letter agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Warrant to purchase shares | shares		117	117
Exercise price per share | $ / shares		$ 4.7025	$ 4.7025